Events after the reporting date (Details) - License Agreement $ in Millions	1 Months Ended
Jan. 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds From License Agreement	$ 30
License Agreement, Milestone Payments	$ 205